Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities	12 Months Ended
Jul. 31, 2025
Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities [Abstract]
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES, AND OTHER LONG-TERM LIABILITIES

NOTE 9 – ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES, AND OTHER LONG-TERM LIABILITIES

Accounts payable, accrued expenses and other current liabilities consisted of the following:

	As of July 31,
	2025	2024
Accounts payable, accrued expenses and other current liabilities:
Accrued litigation fee, current (a)	$-	$750,000
Investment securities payable	-	69,621
Payable to Li Meng (b)-	328,747	-
Accrued payroll	164,585
Accrued rental	5,000
Others	7,627	137,436
	$505,959	$957,057
Current portion of long-term payables:
Accrued litigation fee (a)	250,000	-
Other long-term liabilities:
Accrued litigation fee, noncurrent (a)	$-	$250,000

(a)

On September 24, 2024, the Company and Boustead Securities, LLC (“Boustead”) entered into a settlement agreement, pursuant to which the Company would compensate Boustead in the amount of $1,000,000 (Note 14). The compensation is payable in three instalments, with first instalment of $250,000 payable with execution of settlement agreement, the second instalment of $500,000 payable before March 1, 2025, and the final instalment of $250,000 payable before December 31, 2025. The Company made the first and second instalment payments totaling 750,000 as schedule.

(b)	It represents a refundable advance from Mr. Li Meng for a financial advisory service that was subsequently cancelled. It was recorded in accounts payable, accrued expenses and other current liabilities as of July 31, 2025.